JULY 1, 2025
SUPPLEMENT TO
HARTFORD EXCHANGE-TRADED FUNDS PROSPECTUS
DATED NOVEMBER 27, 2024, AS SUPPLEMENTED TO DATE
This Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.
Effective as of June 30, 2025, Hartford Schroders Commodity Strategy ETF was liquidated pursuant to a Plan of Liquidation. Accordingly, effective immediately all references to Hartford Schroders Commodity Strategy ETF in the above referenced Prospectus are deleted in their entirety.
This Supplement should be retained with your Statutory Prospectus for future reference.
HV-7750ETF
July 2025

JULY 1, 2025
SUPPLEMENT TO
COMBINED STATEMENT OF ADDITIONAL INFORMATION
FOR HARTFORD EXCHANGE-TRADED FUNDS
DATED NOVEMBER 27, 2024, AS SUPPLEMENTED TO DATE
This Supplement contains new and additional information and should be read in connection with your Statement of Additional Information (“SAI”).
Effective as of June 30, 2025, Hartford Schroders Commodity Strategy ETF was liquidated pursuant to a Plan of Liquidation. Accordingly, effective immediately all references to Hartford Schroders Commodity Strategy ETF in the above referenced SAI are deleted in their entirety.
THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SAI FOR FUTURE REFERENCE.